Janus Henderson VIT Research Portfolio

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 100.2%
Aerospace & Defense – 2.0%
Howmet Aerospace Inc	134,419	$4,193,873
L3Harris Technologies Inc	22,602	4,977,864
Teledyne Technologies Inc*	10,278	4,415,223
		13,586,960
Air Freight & Logistics – 1.5%
United Parcel Service Inc	53,983	9,830,304
Auto Components – 0.7%
Aptiv PLC*	32,331	4,816,349
Beverages – 1.2%
Constellation Brands Inc	36,810	7,755,499
Biotechnology – 2.9%
AbbVie Inc	75,378	8,131,025
Global Blood Therapeutics Inc*	49,151	1,252,367
Neurocrine Biosciences Inc*	32,011	3,070,175
Sarepta Therapeutics Inc*	42,212	3,903,766
Vertex Pharmaceuticals Inc*	15,298	2,774,904
		19,132,237
Capital Markets – 1.3%
Apollo Global Management Inc#	59,222	3,647,483
Blackstone Group Inc	44,694	5,199,700
		8,847,183
Chemicals – 1.0%
Sherwin-Williams Co	22,620	6,327,493
Commercial Services & Supplies – 0.6%
Copart Inc*	27,991	3,882,912
Containers & Packaging – 0.4%
Ball Corp	31,630	2,845,751
Diversified Consumer Services – 0.4%
Terminix Global Holdings Inc*	60,781	2,532,744
Entertainment – 2.8%
Liberty Media Corp-Liberty Formula One*	128,562	6,609,372
Netflix Inc*	20,154	12,300,792
		18,910,164
Health Care Equipment & Supplies – 3.7%
Abbott Laboratories	40,755	4,814,388
Align Technology Inc*	6,320	4,205,518
Boston Scientific Corp*	37,323	1,619,445
Danaher Corp	8,370	2,548,163
Dentsply Sirona Inc	46,285	2,686,844
DexCom Inc*	7,331	4,009,031
Edwards Lifesciences Corp*	40,885	4,628,591
		24,511,980
Health Care Providers & Services – 0.5%
Humana Inc	7,787	3,030,311
Hotels, Restaurants & Leisure – 1.7%
Aramark	121,131	3,980,365
Caesars Entertainment Inc*	67,889	7,622,577
		11,602,942
Household Durables – 0.6%
Roku Inc*	12,457	3,903,401
Household Products – 1.6%
Procter & Gamble Co	76,611	10,710,218
Industrial Conglomerates – 0.7%
Honeywell International Inc	23,027	4,888,172
Information Technology Services – 8.7%
Fidelity National Information Services Inc	41,676	5,071,136
Mastercard Inc	58,912	20,482,524
Okta Inc*	17,895	4,247,199
Snowflake Inc - Class A*	18,957	5,733,166
Visa Inc	89,181	19,865,068
Wix.com Ltd*	12,595	2,468,242
		57,867,335
Insurance – 0.7%
Aon PLC - Class A	15,651	4,472,586
Interactive Media & Services – 11.0%
Alphabet Inc - Class C*	16,730	44,590,636
Facebook Inc*	76,712	26,035,286

Shares or Principal Amounts		Value
Common Stocks– (continued)
Interactive Media & Services– (continued)
Snap Inc*	39,833	$2,942,464
		73,568,386
Internet & Direct Marketing Retail – 10.6%
Amazon.com Inc*	15,150	49,768,356
Booking Holdings Inc*	3,891	9,236,728
DoorDash Inc - Class A*	23,422	4,824,464
Farfetch Ltd - Class A*	66,273	2,483,912
Wayfair Inc*,#	16,297	4,164,046
		70,477,506
Life Sciences Tools & Services – 0.9%
Illumina Inc*	8,041	3,261,510
Thermo Fisher Scientific Inc	5,266	3,008,624
		6,270,134
Machinery – 0.7%
Ingersoll Rand Inc*	86,507	4,360,818
Oil, Gas & Consumable Fuels – 0.4%
Cheniere Energy Inc*	27,227	2,659,261
Pharmaceuticals – 1.4%
AstraZeneca PLC (ADR)	69,179	4,154,891
Horizon Therapeutics PLC*	24,546	2,688,769
Merck & Co Inc	34,084	2,560,049
		9,403,709
Professional Services – 1.2%
CoStar Group Inc*	90,986	7,830,255
Real Estate Management & Development – 0.4%
Redfin Corp*	55,144	2,762,714
Road & Rail – 1.9%
JB Hunt Transport Services Inc	25,152	4,205,917
Uber Technologies Inc*	188,729	8,455,059
		12,660,976
Semiconductor & Semiconductor Equipment – 10.2%
Advanced Micro Devices Inc*	45,652	4,697,591
ASML Holding NV	12,437	9,266,933
Lam Research Corp	13,962	7,946,472
Marvell Technology Inc	65,673	3,960,739
NVIDIA Corp	135,878	28,148,487
Texas Instruments Inc	55,000	10,571,550
Xilinx Inc	22,502	3,397,577
		67,989,349
Software – 20.2%
Adobe Inc*	33,184	19,104,692
Atlassian Corp PLC - Class A*	23,763	9,301,313
Autodesk Inc*	28,318	8,075,444
Avalara Inc*	29,052	5,077,418
Cadence Design Systems Inc*	22,653	3,430,570
Microsoft Corp	216,857	61,136,325
RingCentral Inc*	21,886	4,760,205
SS&C Technologies Holdings Inc	16,892	1,172,305
Tyler Technologies Inc*	11,855	5,437,296
Workday Inc - Class A*	31,239	7,806,314
Zendesk Inc*	78,929	9,186,546
		134,488,428
Specialty Retail – 1.4%
Burlington Stores Inc*	18,242	5,172,884
Olaplex Holdings Inc*	85,168	2,086,616
Vroom Inc*	96,009	2,118,919
		9,378,419
Technology Hardware, Storage & Peripherals – 4.6%
Apple Inc	218,911	30,975,907
Textiles, Apparel & Luxury Goods – 1.3%
NIKE Inc - Class B	61,555	8,939,633
Trading Companies & Distributors – 0.7%
Ferguson PLC	34,914	4,839,161
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc*	17,399	2,222,896
Total Common Stocks (cost $363,673,879)		668,282,093
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	765,060	765,060

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Royal Bank of Canada, 0.0400%, 10/1/21	$191,265	$191,265
Total Investments Purchased with Cash Collateral from Securities Lending (cost $956,325)		956,325
Total Investments (total cost $364,630,204) – 100.3%		669,238,418
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(2,154,274)
Net Assets – 100%		$667,084,144

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$641,563,127	95.8%
Australia	9,301,313	1.4
Netherlands	9,266,933	1.4
United Kingdom	6,638,803	1.0
Israel	2,468,242	0.4

Total	$669,238,418	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$503	$-	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	5,545∆	-	-	765,060
Total Affiliated Investments - 0.1%	$6,048	$-	$-	$765,060

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	1,551,134	57,937,803	(59,488,937)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	1,318,917	45,794,554	(46,348,411)	765,060

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Trading Companies & Distributors	$-	$4,839,161	$-
All Other	663,442,932	-	-
Investments Purchased with Cash Collateral from Securities Lending	-	956,325	-
Total Assets	$663,442,932	$5,795,486	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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